SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Consulting fees	$ 53	$ 40	$ 273	$ 124
Professional fees	7	20	40	101
Management fees	86	110	347	366
Investor relations	44	31	106	45
Filing fees	2	16	30	37
Salaries and benefits		80		248
General office expenses	9	18	61	58
Total	$ 201	$ 315	$ 857	$ 979